Consolidated Statements Of Comprehensive Income (Loss) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
EXPENSES
Exploration and evaluation expenditures	$ (21,214)			$ (4,733)
General and administrative	(21,401)			(13,339)
Equity compensation	(8,399)			(2,602)
Share of gain/(loss) of Cauchari-Olaroz Project	16,211			(83,276)
Share of loss of Arena Minerals	(677)			(1,359)
Share of loss of Sal de la Puna Project	(866)			0
Total expenses	(36,346)			(105,309)
OTHER ITEMS
Transaction costs	(7,569)			0
Gain on financial instruments measured at fair value	22,379			44,570
Gain on modification of the loans to Exar Capital	0			20,354
Finance costs	(22,702)			(20,874)
Foreign exchange gain	19,579	$ 244	$ 29	3,433
Finance and other income	52,899			25,299
Other Income Expense	64,586			72,782
INCOME/(LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES	28,240			(32,527)
Tax expense	(10,659)			0
INCOME/(LOSS) FROM CONTINUING OPERATIONS	17,581			(32,527)
INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	1,270,788			(61,041)
Net income/(loss)	1,288,369			(93,568)
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 1,288,369			$ (93,568)
Basic earnings per share [abstract]
Income/(loss) continuing per share - basic | $ / shares	$ 0.11			$ (0.24)
Income/(loss) discontinued per share - basic | $ / shares	8.18			(0.46)
Income/(loss) per share - basic | $ / shares	8.29			(0.7)
Diluted earnings per share [abstract]
Income/(loss) continuing per share - diluted | $ / shares	0.11			(0.24)
Income/(loss) discontinued per share - diluted | $ / shares	7.91			(0.46)
Income/(loss) per share - diluted | $ / shares	$ 8.02			$ (0.7)
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares outstanding - basic total | shares	155,331	155,331	155,331	133,709
Weighted average number of common shares outstanding - diluted total | shares	160,630	160,630	160,630	133,709